INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of net deferred tax assets

The Company’s net deferred tax assets are as follows:

	As of December 31,
	2020	2019
Deferred tax asset
Organizational costs/Startup expenses	$122,876	$—
Total deferred tax asset	122,876	—
Valuation allowance	(122,876)	—
Deferred tax asset, net of allowance	$—	$—

Schedule of income tax provision

The income tax provision consists of the following:

	As of December 31,
	2020	2019

Federal
Current	$170,647	$208,612
Deferred	(99,629)	—

State and Local
Current	39,818	—
Deferred	(23,247)	—

Change in valuation allowance	122,876	—

Income tax provision	$210,465	$208,612

Schedule of reconciliation of the federal income tax rate to the effective tax rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31,	December 31,
	2020	2019

Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	4.9%	0.0%
Transaction costs allocable to warrant liabilities	0.0%	5.3%
Change in FV of warrant liabilities	(26.3)%	(18.1)%
Valuation allowance	(0.6)%	0.0%
Income tax provision	(1.0)%	21.0%